Trade and other payables, and provisions	12 Months Ended
Dec. 31, 2025
Trade and other payables, and provisions [Abstract]
Trade and other payables, and provisions
17.	Trade and other payables, and provisions

	2025 US$’000	2024 US$’000
Trade payables
- related parties[1]	21,751	27,046
- non-related parties	218,100	166,384
Accrued operating expenses	109,671	118,153
Other payables
- related parties[1]	—	32
- non-related parties	1,213	1,224
Provisions	3,416	—
	354,151	312,839
Classified as:
Current	354,151	312,839
	354,151	312,839

[1]	Related parties refer to joint ventures of the Group and subsidiaries of the holding companies that have significant influence in the Group.

The carrying amounts of trade and other payables, principally denominated in United States Dollars, approximate their fair values due to the short period to maturity.

The trade and other payables due to related parties are unsecured and interest-free.

The provision is related to an ongoing legal dispute. The Group’s legal counsel has advised that there is presently too much factual uncertainty to reliably predict the outcome of this claim.

Information about the Group’s exposure to currency and liquidity risks is included in Note 20.